INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPOSITION OF LOSS
	Year ended December 31
	2021	2020
	U.S. Dollars in thousands

U.S.	4,172	8,583
Israel	344	56
	4,516	8,639

SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

	Year ended December 31
	2021	2020
	U.S. Dollars in thousands

Pretax loss	4,516	8,639
Federal tax rate	21%	21%
Income tax benefit computed at the ordinary tax rate	(948)	(1,814)
Non-deductible expenses	2	1
Stock-based compensation	96	1,559
Fair value adjustments	246	41
Tax in respect of differences in corporate tax rates	(6)	(1)
Change in valuation allowance	610	214
	-	-

SCHEDULE OF DEFERRED TAX ASSETS
	Year ended December 31
	2021	2020
	U.S. Dollars in thousands
Composition of deferred tax assets:
Non capital loss carry forwards	908	362
Other timing differences	64	-
Valuation allowance	(972)	(362)
	-	-

SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCE
U.S. Dollars in thousands
Balance at January 1, 2020	2,041
Sale of subsidiary	(1,893)
Income tax expense	214
Balance at December 31, 2020	362
Income tax expense	610
Balance at December 31, 2021	972